GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018 [1]	Feb. 28, 2017	Feb. 28, 2018 [1]	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Going Concern [Abstract]
Net loss	$ (798,464)	$ (13,011)	$ (1,075,521)	$ (22,528)	$ (234,889)	$ (29,690)
Accumulated deficit	$ (1,370,610)		$ (1,370,610)		$ (295,089)	$ (60,200)

[1]	Restated